DWS Investment Management Americas, Inc.

100 Summer Street

Boston, MA 02110-2146

July 29, 2025

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Xtrackers Nifty 500 India ETF (the “Fund”), a series of DBX ETF Trust (the “Trust”) (Reg. Nos. 333-170122; 811-22487)

Dear Commission Staff:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 518 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Fund and was filed electronically on July 28, 2025.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3011.

Very truly yours,

/s/James M. Wall

James M. Wall

Director and Associate General Counsel

DWS Investment Management Americas, Inc.

cc: John Marten, Vedder Price P.C.